FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Estimated fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Estimated fair values financial liabilities	R$ 70,943,615	R$ 84,157,239
Foreign | Bonds
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	Secondary Market	Secondary Market
Estimated fair values financial liabilities	R$ 40,309,832	R$ 51,183,520
Foreign | Export credits ("Prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	LIBOR	LIBOR
Estimated fair values financial liabilities	R$ 17,724,315	R$ 19,441,297
Foreign | Assets Financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Estimated fair values financial liabilities	R$ 138,644
Domestic (Brazil) | BNDES | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 292,487	R$ 355,494
Domestic (Brazil) | BNDES | TLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 1,393,010	R$ 686,247
Domestic (Brazil) | BNDES | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 21,656	R$ 44,544
Domestic (Brazil) | BNDES | SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 575,129	R$ 543,269
Domestic (Brazil) | BNDES | Currency basket
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 10,866	R$ 25,001
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1/IPCA	DI 1/IPCA
Estimated fair values financial liabilities	R$ 1,835,336	R$ 3,281,250
Domestic (Brazil) | Debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 5,643,440	R$ 5,633,533
Domestic (Brazil) | NCE ("Export Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 1,384,396	R$ 1,352,291
Domestic (Brazil) | NCR ("Rural Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 294,089	R$ 289,344
Domestic (Brazil) | Export credits ("Prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1	DI 1
Estimated fair values financial liabilities	R$ 1,320,415	R$ 1,321,449